Quarterly Report
February 28, 2025
MFS®  Blended Research®
Value Equity Fund
BRU-Q3

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 4.3%
CACI International, Inc., “A” (a)	1,281	$428,943
General Dynamics Corp.	13,900	3,511,140
General Electric Co.	17,667	3,656,716
Leidos Holdings, Inc.	17,790	2,312,166
RTX Corp.	20,275	2,696,372
		$12,605,337
Apparel Manufacturers – 0.5%
VF Corp.	63,924	$1,593,625
Biotechnology – 1.2%
Biogen, Inc. (a)	8,879	$1,247,499
Gilead Sciences, Inc.	14,887	1,701,733
Illumina, Inc. (a)	6,074	539,007
		$3,488,239
Brokerage & Asset Managers – 4.7%
Charles Schwab Corp.	43,544	$3,463,054
Citigroup, Inc.	68,166	5,449,872
Interactive Brokers Group, Inc.	6,747	1,379,087
Raymond James Financial, Inc.	22,545	3,487,035
		$13,779,048
Business Services – 2.5%
Accenture PLC, “A”	4,909	$1,710,787
Fiserv, Inc. (a)	23,563	5,553,563
		$7,264,350
Chemicals – 0.6%
Eastman Chemical Co.	17,955	$1,756,897
Computer Software – 2.0%
Guidewire Software, Inc. (a)	4,562	$918,422
Okta, Inc. (a)	10,435	944,263
Salesforce, Inc.	13,709	4,083,226
		$5,945,911
Construction – 3.1%
Builders FirstSource, Inc. (a)	10,704	$1,487,749
CRH PLC	6,105	625,884
Essex Property Trust, Inc., REIT	2,486	774,563
Ferguson Enterprises, Inc.	5,060	898,150
Masco Corp.	15,646	1,176,266
Mohawk Industries, Inc. (a)	8,164	960,005
Stanley Black & Decker, Inc.	36,711	3,176,603
		$9,099,220
Consumer Products – 3.0%
Colgate-Palmolive Co.	40,232	$3,667,951
International Flavors & Fragrances, Inc.	7,171	586,660
Kimberly-Clark Corp.	25,695	3,648,947
Newell Brands, Inc.	166,932	1,071,703
		$8,975,261
Consumer Services – 1.0%
Booking Holdings, Inc.	617	$3,094,878

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.7%
AMETEK, Inc.	3,955	$748,682
Amphenol Corp., “A”	63,047	4,198,930
		$4,947,612
Electronics – 2.4%
Applied Materials, Inc.	17,030	$2,691,932
Lam Research Corp.	36,364	2,790,573
NXP Semiconductors N.V.	7,357	1,586,096
		$7,068,601
Energy - Independent – 4.7%
ConocoPhillips	42,098	$4,174,017
EOG Resources, Inc.	35,311	4,482,378
Phillips 66	29,584	3,836,749
Valero Energy Corp.	10,066	1,315,928
		$13,809,072
Energy - Integrated – 1.7%
Exxon Mobil Corp.	29,713	$3,307,948
National Gas Fuel Co.	23,870	1,795,024
		$5,102,972
Engineering - Construction – 0.3%
Jacobs Solutions, Inc.	7,144	$915,218
Food & Beverages – 2.6%
General Mills, Inc.	42,934	$2,602,659
Mondelez International, Inc.	57,482	3,692,069
PepsiCo, Inc.	9,771	1,499,555
		$7,794,283
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	29,964	$630,443
General Merchandise – 0.2%
Dollar General Corp.	7,881	$584,613
Health Maintenance Organizations – 1.9%
Cigna Group	14,471	$4,469,368
UnitedHealth Group, Inc.	2,600	1,234,896
		$5,704,264
Insurance – 7.2%
American International Group, Inc.	5,576	$462,473
Ameriprise Financial, Inc.	6,532	3,509,644
Berkshire Hathaway, Inc., “B” (a)	11,517	5,917,780
Chubb Ltd.	16,772	4,788,071
Corebridge Financial, Inc.	54,595	1,893,355
Everest Group Ltd.	2,935	1,036,701
Hartford Insurance Group, Inc.	14,362	1,698,737
MetLife, Inc.	13,824	1,191,352
Voya Financial, Inc.	9,854	712,050
		$21,210,163
Interactive Media Services – 2.1%
Alphabet, Inc., “A”	16,063	$2,735,208
Meta Platforms, Inc., “A”	5,265	3,518,073
		$6,253,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.2%
Hasbro, Inc.	8,817	$574,075
Machinery & Tools – 4.7%
CNH Industrial N.V.	149,291	$1,922,868
Eaton Corp. PLC	14,364	4,213,249
Trane Technologies PLC	11,803	4,174,721
Wabtec Corp.	19,992	3,705,717
		$14,016,555
Major Banks – 5.1%
Bank of America Corp.	33,921	$1,563,758
JPMorgan Chase & Co.	20,956	5,546,005
Morgan Stanley	4,642	617,897
Wells Fargo & Co.	92,908	7,276,555
		$15,004,215
Medical & Health Technology & Services – 2.0%
McKesson Corp.	7,185	$4,600,268
Veeva Systems, Inc. (a)	6,027	1,350,892
		$5,951,160
Medical Equipment – 3.1%
Abbott Laboratories	9,495	$1,310,405
Becton, Dickinson and Co.	5,694	1,284,168
Boston Scientific Corp. (a)	21,590	2,240,826
Medtronic PLC	48,493	4,462,326
		$9,297,725
Metals & Mining – 0.4%
United States Steel Corp.	28,107	$1,130,463
Network & Telecom – 1.4%
Motorola Solutions, Inc.	2,003	$881,761
Qualcomm, Inc.	21,489	3,377,426
		$4,259,187
Oil Services – 0.9%
TechnipFMC PLC	93,277	$2,746,075
Other Banks & Diversified Financials – 4.6%
American Express Co.	17,599	$5,296,595
Northern Trust Corp.	36,003	3,968,251
Popular, Inc.	37,486	3,764,719
Synchrony Financial	8,758	531,435
		$13,561,000
Pharmaceuticals – 7.1%
AbbVie, Inc.	13,565	$2,835,492
Johnson & Johnson	50,045	8,258,426
Organon & Co.	84,253	1,256,212
Pfizer, Inc.	194,146	5,131,279
Vertex Pharmaceuticals, Inc. (a)	7,475	3,586,430
		$21,067,839
Railroad & Shipping – 1.7%
CSX Corp.	45,404	$1,453,382
Union Pacific Corp.	13,980	3,448,726
		$4,902,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.0%
CBRE Group, Inc., “A” (a)	5,327	$756,114
Essential Properties Realty Trust, REIT	64,620	2,114,366
Jones Lang LaSalle, Inc. (a)	7,332	1,993,498
W.P. Carey, Inc., REIT	62,594	4,019,161
		$8,883,139
Real Estate - Office – 1.9%
Cousins Properties, Inc., REIT	105,275	$3,192,991
Highwoods Properties, Inc., REIT	85,784	2,498,888
		$5,691,879
Restaurants – 1.1%
Aramark	88,288	$3,271,070
Specialty Chemicals – 2.1%
Linde PLC	5,557	$2,595,397
RPM International, Inc.	29,660	3,674,577
		$6,269,974
Specialty Stores – 3.4%
Home Depot, Inc.	2,631	$1,043,455
O'Reilly Automotive, Inc. (a)	3,095	4,251,416
Target Corp.	19,303	2,398,205
TJX Cos., Inc.	13,006	1,622,628
Walmart Stores, Inc.	6,353	626,469
		$9,942,173
Telecom - Infrastructure – 0.3%
SBA Communications Corp., REIT	4,164	$907,336
Telecom Services – 2.0%
T-Mobile USA, Inc.	21,389	$5,768,399
Tobacco – 2.1%
Altria Group, Inc.	50,527	$2,821,933
Philip Morris International, Inc.	20,840	3,236,035
		$6,057,968
Utilities - Electric Power – 4.3%
Ameren Corp.	7,283	$739,661
Duke Energy Corp.	26,780	3,146,382
Edison International	32,822	1,786,830
NextEra Energy, Inc.	71,556	5,021,085
PG&E Corp.	120,518	1,969,264
		$12,663,222
Total Common Stocks		$293,588,850
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.38% (v)	1,665,524	$1,665,691

Other Assets, Less Liabilities – 0.2%		461,080
Net Assets – 100.0%		$295,715,621
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,665,691 and $293,588,850, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$293,588,850	$—	$—	$293,588,850
Investment Companies	1,665,691	—	—	1,665,691
Total	$295,254,541	$—	$—	$295,254,541
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,496,352	$28,480,049	$31,310,616	$318	$(412)	$1,665,691
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$93,119	$—